Long-Term Debt - Narrative (Details) $ in Millions, $ in Millions			12 Months Ended
	Oct. 13, 2021 USD ($)	Sep. 03, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 03, 2021 SGD ($)
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 2,372	$ 2,511	$ 2,013
Non-current portion of long-term debt			$ 1,801	2,288
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,149				$ 1,541
Nominal Interest Rate		1.40%	1.40%			1.40%
Borrowing term (in years)		5 years
New loans and borrowings			$ 1,100	971
Non-current portion of long-term debt			987	923
Five-year Revolving and Letter of Credit Facilities Agreement
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,000
Borrowing term (in years)	5 years
Deferred Financing costs Netting
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			7	12
Deferred Income From Government Grants | 2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Loans and borrowings			$ 179	$ 184
Nominal Interest Rate			3.20%